Stock-Based Compensation - Deferred Stock Units, DSUs (Details) - DSUs - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Units
Balance outstanding at the beginning of the period (in shares)	331,915
Granted (in shares)	57,630
Converted to Common Stock (in shares)	(58,322)
Balance outstanding at the end of the period (in shares)	331,223	331,915
Weighted Average Grant Date Fair Value per Unit
Balance outstanding at the beginning of the period, (in usd per share)	$ 22.94
Granted (in usd per share)	34.84	$ 33.43	$ 16.76
Vested (in usd per share)	28.93
Balance outstanding at the end of the period (in usd per share)	$ 23.98	$ 22.94
Aggregate intrinsic value for DSUs outstanding	$ 13,000,000	$ 13,000,000	$ 12,000,000
Aggregate intrinsic values for DSUs converted to common stock during the period	$ 2,000,000	$ 6,000,000	$ 4,000,000
Weighted average grant date fair value (in usd per share)	$ 34.84	$ 33.43	$ 16.76